UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  November 30, 2005

Date of reporting period:   May 31, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.


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SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


The Spain Fund

Closed-End

Semi-Annual Report

May 31, 2005

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 21, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for The Spain Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005. The Fund is a closed-end fund that trades under the New York Stock Exchange Symbol "SNF".

Investment Objectives and Policies

The Fund is a closed-end fund that seeks long-term capital appreciation through investment primarily in the equity securities of Spanish companies. For more information regarding the Fund's risks, please see "A Word About Risk" on page 3 and "Note F--Risks Involved in Investing in the Fund" of the Notes to Financial Statements on page 15.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmarks, the Madrid General Index and the IBEX 35 Index, for the six- and 12-month periods ended May 31, 2005.

The Fund underperformed both the Madrid General Index and the Ibex 35 Index for the six-month period ended May 31, 2005 due to an overweight position in energy, basic industries and materials, and media, and an underweight position in real estate. Overweight positions in the construction, technology and energy transmission sectors, along with a TV broadcast company, contributed positively to the Fund's performance, whereas consumer-related stocks had a negative contribution, especially Inditex, an apparel company. The main difference in the Fund's performance versus its benchmarks was soaring prices in small-capitalization stocks, driven by merger and acquisition (M&A) activity.

During the 12-month period ended May 31, 2005, the Fund underperformed both Spanish indices as a result of overweight positions in the basic industries and materials, energy, publishing and printing, and transportation sectors. Over this period, contribution from construction and energy transmission stocks was significant, along with technology and leisure stocks.

Market Review and Investment Strategy

During the six-month period ended May 31, 2005, the Spanish stock market continued to perform positively, as it did in 2004, backed by strong economic growth in Spain. The Spanish economy continued to grow at a faster rate than the European average, driven by private consumption and construction activity which benefited from low interest rates. In this context, the Fund's portfolio managers (the "managers") increased the Fund's exposure to construction stocks. During this period, both construction stocks and the real estate sector were the best performing sectors in the market, ignoring concerns about a "real-estate bubble".

The performance of consumer stocks relative to private consumption was more diverse. In other words, the performance of stocks that comprise the consumer sector has not been consistent; therefore the sector has not reflected the strength of consumption in Spain. For example, an airport retailer performed strongly, while an apparel company underperformed the market.


_______________________________________________________________________________

THE SPAIN FUND o 1


The managers also increased the Fund's exposure to media stocks given the strength of the advertising market. This strategy positively benefited TV companies, but did not benefit publishing and printing as much. An overweight position in energy and basic industries and materials was maintained to benefit from higher raw material prices on a global basis, although performance has not responded as well. Only energy transmission stocks, in which the Fund keeps an overweight position, delivered positive performance. The Fund has also maintained an underweight position in financial and telecommunication stocks which underperformed.

During the six-month period ended May 31, 2005, the small-capitalization market remained even stronger, driven by a strong global supply of liquidity and increased M&A activity. As a result, the Madrid General Index continued to keep a positive performance gap with the Ibex 35 Index. In order to benefit from this trend, the managers increased the Fund's exposure to stocks with good fundamentals that could be subject to M&A activity.

During the 12-month period ended May 31, 2005, the Spanish stock market performed positively and outperformed the main European indices, benefiting from the strength of the Spanish economy and the positive contribution of Latin America. The Fund's managers had anticipated the strengthening of the global economy, and as a result, had maintained the Fund's overweighted positions in energy, basic industries and materials and growth stocks, and an underweighted position in defensive sectors, such as electricity, motorways and tobacco.


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2 o THE SPAIN FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

The Spain Fund Shareholder Information

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of The Wall Street Journal under the designation SpainFd. The daily net asset value of the Fund's shares are available from the Fund's Transfer Agent by calling (800) 219-4218. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc. and Morningstar, Inc. The Fund's NYSE trading symbol is "SNF". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and in other newspapers in a table called "Closed End Funds". For additional shareholder information regarding this Fund, please see page 23.

Benchmark Disclosure

Neither the unmanaged Madrid General Index nor the unmanaged IBEX 35 Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Madrid General Index measures the performance of a selected number of continuous market stocks. The IBEX 35 Index is the official index of the Spanish Continuous Market and is composed of the 35 most liquid stocks traded on the Continuous Market. The indices' returns are expressed in U.S. dollars. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Investment in The Spain Fund includes risks not associated with funds that invest primarily in U.S. issues. Substantially all of the Fund's assets may be invested in Spanish securities and are subject to greater risk than would a fund with a more diversified portfolio. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. Although the Fund expects to invest primarily in listed securities of established companies, it may invest up to 25% of its total assets in unlisted securities of Spanish companies which are not readily marketable, and which may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of a trading market for these types of investments, the Fund may not be able to realize their value upon sale. In general, Spanish securities markets are less liquid and more volatile than the major securities markets in the U.S. Issuers of securities in Spain are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. Spanish accounting, auditing and financial reporting standards are not equivalent to U.S. standards and less information is available to investors in Spanish securities than to investors in U.S. securities. The Spanish securities industry is subject to less governmental regulation than the securities industry in the U.S.

Shares of closed-end investment companies that invest primarily in equity securities, in particular foreign countries or geographical areas, frequently trade at a discount from net asset value. This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value will decrease. It should be noted, however, that in some cases, shares of closed-end funds may trade at a premium. The Fund cannot predict whether its shares will trade at, above or below net asset value.


(Historical Performance continued on next page)


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THE SPAIN FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE FUND VS. ITS BENCHMARKS                           -------------------------
PERIODS ENDED MAY 31, 2005                             6 Months     12 Months
-------------------------------------------------------------------------------
The Spain Fund (NAV)                                     1.77%        19.44%
-------------------------------------------------------------------------------
Madrid General Index                                     4.72%        26.74%
-------------------------------------------------------------------------------
IBEX 35 Index                                            2.32%        23.41%
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The Fund's Market Price per share on May 31, 2005 was $11.80. For additional
Financial Highlights, please see page 19.


See Historical Performance and Benchmark disclosures on page 3.


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4 o THE SPAIN FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $85.9


SECTOR BREAKDOWN*
     27.9%   Financial Services
     27.2%   Utilities
     20.7%   Consumer Services
      7.4%   Energy                            [PIE CHART OMITTED]
      7.0%   Capital Goods
      4.0%   Technology
      3.5%   Consumer Staples
      2.3%   Basic Industry


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Telefonica, SA                                   $ 11,862,359          13.8%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA                 9,518,081          11.1
-------------------------------------------------------------------------------
Banco Santander Central Hispano, SA                 7,868,684           9.2
-------------------------------------------------------------------------------
Repsol-YPF, SA                                      6,178,508           7.2
-------------------------------------------------------------------------------
Industria de Diseno Textil, SA (Inditex)            5,410,466           6.3
-------------------------------------------------------------------------------
Endesa, SA                                          3,799,842           4.4
-------------------------------------------------------------------------------
Banco Popular Espanol, SA                           3,378,168           3.9
-------------------------------------------------------------------------------
Indra Sistemas, SA                                  3,345,104           3.9
-------------------------------------------------------------------------------
Unidad Editorial, SA Series A                       3,043,569           3.5
-------------------------------------------------------------------------------
Grupo Ferrovial, SA                                 2,984,788           3.5
-------------------------------------------------------------------------------
                                                 $ 57,389,569          66.8%


* All data are as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methology of the Adviser.


_______________________________________________________________________________

THE SPAIN FUND o 5


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-97.5%

Financial Services-27.2%
Banking-Money Center-20.2%
Banco Bilbao Vizcaya Argentaria, SA(a)                607,000     $   9,518,081
Banco Santander Central Hispano, SA                   688,819         7,868,684
                                                                  -------------
                                                                     17,386,765
                                                                  -------------
Banking-Regional-3.9%
Banco Popular Espanol, SA                              56,706         3,378,168
                                                                  -------------
Insurance-3.1%
Corporacion Mapfre, SA                                180,508         2,630,527
                                                                  -------------
                                                                     23,395,460
                                                                  -------------
Utilities-26.5%
Electric & Gas-12.7%
Enagas                                                125,000         1,989,415
Endesa, SA                                            174,593         3,799,842
Gas Natural SDG, SA                                    95,000         2,662,928
Red Electrica de Espana                                99,106         2,455,525
                                                                  -------------
                                                                     10,907,710
                                                                  -------------
Telephone-13.8%
Telefonica, SA                                        707,530        11,862,359
                                                                  -------------
                                                                     22,770,069
                                                                  -------------
Consumer Services-20.2%
Airlines-1.1%
Iberia Lineas Aereas de Espana, SA                    297,242           939,593
                                                                  -------------
Apparel-6.3%
Industria de Diseno Textil, SA (Inditex)              190,875         5,410,466
                                                                  -------------
Broadcasting & Cable-6.3%
Gestevision Telecinco, SA                              84,894         1,968,427
Promotora de Informaciones (Prisa), SA                132,000         2,585,716
Sogecable, SA(b)                                       22,504           821,534
  Rights, expiring 7/6/05(b)                           22,504             9,416
                                                                  -------------
                                                                      5,385,093
                                                                  -------------
Cellular Communications-1.6%
Telefonica Moviles, SA                                126,028         1,374,631
                                                                  -------------
Printing & Publishing-4.9%
Telefonica Publicidad e Informacion, SA               140,000         1,180,959
Unidad Editorial, SA Series A(c)                      687,039         3,043,569
                                                                  -------------
                                                                      4,224,528
                                                                  -------------
                                                                     17,334,311
                                                                  -------------


_______________________________________________________________________________

6 o THE SPAIN FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Energy-7.2%
International-7.2%
Repsol-YPF, SA                                        247,070     $   6,178,508
                                                                  -------------
Capital Goods-6.8%
Engineering & Construction-6.8%
ACS, Actividades de Construccion y
  Servicios, SA                                       108,000         2,869,431
Grupo Ferrovial, SA                                    48,500         2,984,788
                                                                  -------------
                                                                      5,854,219
                                                                  -------------
Technology-3.9%
Computer Services-3.9%
Indra Sistemas, SA                                    183,035         3,345,104
                                                                  -------------
Consumer Staples-3.4%
Beverages-2.0%
Baron de Ley, SA(b)                                    35,000         1,679,701
                                                                  -------------
Tobacco-1.4%
Altadis, SA                                            30,000         1,229,847
                                                                  -------------
                                                                      2,909,548
                                                                  -------------
Basic Industry-2.3%
Mining & Metals-2.3%
Acerinox, SA                                          136,000         1,962,720
                                                                  -------------
Total Investments-97.5%
  (cost $46,344,980)                                                 83,749,939
Other assets less liabilities-2.5%                                    2,186,243
                                                                  -------------
Net Assets-100%                                                   $  85,936,182
                                                                  =============


(a)  Security represents investment in an affiliate.

(b)  Non-income producing security.

(c)  Restricted and illiquid security, valued at fair value.

See notes to financial statements.


_______________________________________________________________________________

THE SPAIN FUND o 7


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)

ASSETS
Investments in securities, at value (cost $46,344,980)           $   83,749,939
Cash                                                                     12,011
Foreign cash, at value (cost $2,518,771)                              2,388,443
                                                                 --------------
Total assets                                                         86,150,393
                                                                 --------------
LIABILITIES
Management fee payable                                                   61,333
Accrued expenses                                                        152,878
                                                                 --------------
Total liabilities                                                       214,211
                                                                 --------------
Net Assets                                                       $   85,936,182
                                                                 ==============
COMPOSITION OF NET ASSETS
Capital stock, at par                                            $       87,146
Additional paid-in capital                                           56,556,220
Accumulated net realized loss on investment and foreign
  currency transactions                                              (7,981,815)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                        37,274,631
                                                                 --------------
                                                                 $   85,936,182
                                                                 ==============
NET ASSET VALUE PER SHARE
  (based on 8,714,577 shares outstanding)                               $  9.86
                                                                        =======


See notes to financial statements.


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8 o THE SPAIN FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)


INVESTMENT INCOME
Dividends--unaffiliated issuers (net of
  foreign taxes withheld of $151,301)             $    857,374
Dividends--affiliated issuer (net of
  foreign taxes withheld of $29,798)                   168,854
Interest                                                 6,155     $  1,032,383
                                                  ------------
EXPENSES
Management fee                                         362,789
Legal                                                  136,457
Custodian                                               84,769
Printing                                                55,247
Directors' fees and expenses                            51,640
Audit                                                   38,428
Transfer agency                                         32,766
Registration                                            11,810
Miscellaneous                                            5,828
                                                  ------------
Total expenses                                                          779,734
                                                                   ------------
Net investment income                                                   252,649
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             4,605,041
  Foreign currency transactions                                          24,540
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        (2,506,924)
  Foreign currency denominated assets
    and liabilities                                                    (205,316)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                               1,917,341
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $  2,169,990
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

THE SPAIN FUND o 9


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended    Year Ended
                                                 May 31, 2005      November 30,
                                                  (unaudited)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $      252,649   $      324,990
Net realized gain on investment and
  foreign currency transactions                      4,629,581        8,982,749
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                (2,712,240)      12,815,595
                                                --------------   --------------
Net increase in net assets from
  operations                                         2,169,990       22,123,334

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                 (252,649)        (324,990)
Net realized gain on investment
  and foreign currency transactions                 (3,967,988)      (7,180,577)

CAPITAL STOCK TRANSACTIONS
Net increase                                           187,969          363,771
                                                --------------   --------------
Total increase (decrease)                           (1,862,678)      14,981,538

NET ASSETS
Beginning of period                                 87,798,860       72,817,322
                                                --------------   --------------
End of period (including accumulated
  net investment income/(loss) of
  $0 and $0, respectively)                      $   85,936,182   $   87,798,860
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

10 o THE SPAIN FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

The Spain Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 30, 1987 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Investment Manager") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted


_______________________________________________________________________________

THE SPAIN FUND o 11


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

The exchange rate for the Euro at May 31, 2005 was .81 EUR to U.S. $1.00.

3. Taxes

It is the Fund's policy to meet the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


_______________________________________________________________________________

12 o THE SPAIN FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Spanish tax rates.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Realized gains and losses from security and currency transactions are calculated on the identified cost basis.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences, do not require such reclassification.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the Investment Management and Administration Agreement, the Fund pays the Investment Manager an annual rate of 0.85% on the first $50 million, 0.75% on the next $50 million, and 0.65% in excess of $100 million, of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005 amounted to $28,266, of which $1,791 was paid to Banco Bilbao Vizcaya Argentaria.

Banco Bilbao Vizcaya Argentaria, serves as subcustodian of the Fund. Fees paid to the subcustodian are payable by the custodian from its fee. For the six months ended May 31, 2005, the Fund earned $6,093 of interest income on cash balances maintained at the subcustodian. According to information filed with the Securities and Exchange Commission, Banco Bilbao-Vizcaya, S.A. owns approximately 17.5% of the outstanding shares of common stock of the Fund and is therefore an "affiliated person" as defined under the Investment Company Act of 1940. A director of the Fund is a director of Banco Bilbao Vizcaya Argentaria, an affiliate of the Sub-Adviser.


_______________________________________________________________________________

THE SPAIN FUND o 13


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Investment Manager, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. The Fund reimbursed AGIS $220 during the six months ended May 31, 2005.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $    6,561,728   $   10,285,233
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   37,452,638
Gross unrealized depreciation                                           (47,679)
                                                                 --------------
Net unrealized appreciation                                      $   37,404,959
                                                                 ==============


Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.


_______________________________________________________________________________

14 o THE SPAIN FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE D

Capital Stock

There are 100,000,000 shares of $.01 par value common stock authorized. At May 31, 2005, 8,714,577 shares were outstanding. During the six months ended May 31, 2005, the Fund issued 15,895 shares, in connection with the Fund's dividend reinvestment plan.

NOTE E

Restricted Security

                                                Date Acquired         Cost
                                                ==============   ==============
Unidad Editorial, SA Series A                      9/30/92       $      871,944


The security shown above is restricted as to sale and has been valued at fair value in accordance with the policy described in Note A.

The value of this security at May 31, 2005 was $3,043,569 representing 3.5% of net assets.

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.

Investment in the Fund's shares requires consideration of certain factors that are not typically associated with investments in U.S. equity securities such as currency fluctuations, potential price volatility, lower liquidity and concentration of the Spanish equities market and limitations on the concentration of investment in the equity of securities of companies in certain industry sectors. The possibility of political and economic instability of government supervision and regulation of the market may further affect the Fund's investments.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

THE SPAIN FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    7,505,567   $      438,342
                                            --------------   --------------
Total taxable distributions                      7,505,567          438,342
  Tax return of capital                                  0        5,032,175
                                            --------------   --------------
Total distributions paid                    $    7,505,567   $    5,470,517
                                            ==============   ==============


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (8,044,505)(a)
Unrealized appreciation/(depreciation)                           39,387,968(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   31,343,463
                                                             ==============

(a) On November 30, 2004, the Fund had a net capital loss carryforward of $8,044,505, of which $7,221,114 expires in the year 2010 and $823,391 expires in the year 2011. The Fund utilized capital loss carryforwards of $8,215,600. Future realized gains offset by the loss carryforwards are not required to be distributed to shareholders. However, under the Fund's distribution policy, such gains may be distributed to shareholders in the year the gains are realized. Any such gains distributed may be taxable to shareholders.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE H

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Investment Manager provide information to them. The Investment Manager has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by the Investment Manager and the SEC and NYAG in connection with the investigations mentioned above.


_______________________________________________________________________________

16 o THE SPAIN FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Numerous lawsuits have been filed against the Investment Manager and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland. Management of the Investment Manager believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, the Investment Manager confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Investment Manager agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Investment Manager agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Investment Manager agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Investment Manager's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its investment management fee reduced pursuant to the terms of the agreements mentioned above.

The Investment Manager and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the dis-


_______________________________________________________________________________

THE SPAIN FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

closure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Investment Manager, and the NASD issued requests for information in connection with this matter and the Investment Manager provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with AllianceBernstein Investment Research and Management, Inc., a wholly owned subsidiary of the Investment Manager and the distributor of the open-end mutual funds sponsored by the Investment Manager, in connection with this matter. Management of the Investment Manager expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Investment Manager, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Fund was not named as a nominal defendant in the Aucoin Complaint. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Investment Manager, including recovery of all fees paid to the Investment Manager pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Investment Manager and certain other defendants, and others may be filed.

The Investment Manager believes that these matters are not likely to have a material adverse effect on the Fund or the Investment Manager's ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

18 o THE SPAIN FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                        Six Months
                                          Ended
                                          May 31,                       Year Ended November 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2004         2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $10.09        $8.41        $6.81        $8.39       $10.30       $16.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss)                .03(a)       .04(a)(b)    .01(a)      (.03)(a)     (.03)(a)     (.13)
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions             .23         2.51         2.22         (.79)        (.75)       (1.76)
Net increase (decrease) in net
  asset value from operations               .26         2.55         2.23         (.82)        (.78)       (1.89)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                        (.03)        (.04)        (.05)          -0-        (.02)          -0-
Distributions from net realized
  gain on investment and foreign
  currency transactions                    (.46)        (.83)          -0-          -0-        (.48)       (4.26)
Tax return of capital                        -0-          -0-        (.58)        (.76)        (.63)          -0-
Total dividends and distributions          (.49)        (.87)        (.63)        (.76)       (1.13)       (4.26)
Net asset value, end of period            $9.86       $10.09        $8.41        $6.81        $8.39       $10.30
Market value, end of period              $11.80       $12.50        $9.57        $6.97        $8.55       $9.625
Premium/(Discount)                        19.68%       23.89%       13.79%        2.35%        1.91%       (6.55)%

TOTAL RETURN
Total investment return based on(c):
  Market value                            (1.69)%      42.04%       49.25%       (9.74)%       0.49%      (12.72)%
  Net asset value                          1.77%       30.47%       34.24%      (10.13)%      (7.85)%     (17.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $85,936      $87,799      $72,817      $58,800      $72,001      $88,207
Ratio to average net assets of:
  Expenses, net of waivers                 1.73%(d)     1.95%        2.19%        2.13%        1.91%        1.96%
  Expenses, before waivers                 1.73%(d)     2.01%        2.19%        2.13%        1.91%        1.96%
  Net investment income (loss)              .56%(d)      .41%(b)      .11%        (.48)%       (.35)%       (.88)%
Portfolio turnover rate                       7%          27%          26%          39%          34%          29%



See footnote summary on page 20.


_______________________________________________________________________________

THE SPAIN FUND o 19


                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  Based on average shares outstanding.

(b)  Net of waivers by the Investment Manager.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized


_______________________________________________________________________________

20 o THE SPAIN FUND


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Daniel de Fernando Garcia
Inmaculada de Habsburgo-Lorena(1)
Antonio Eraso(1)
Ignacio Gomez-Acebo
Francisco Gomez Roldan(1)
Jose Ignacio Comenge(1)
Juan Manuel Sainz de Vicuna(1)


OFFICERS

Marc O. Mayer, President
Edward D. Baker III(2), Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Russell Brody, Vice President
Cristina Fernandez-Alepuz(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY10017

Dividend Paying Agent, Transfer Agent and Registrar

Equiserve Trust Company
P.O. Box 43011
Providence, RI 02840-3011


(1) Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee

(2) Mr. Baker and Ms. Fernandez-Alepuz are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock on the open market.

This report, including the financial statements therein is transmitted to the shareholders of The Spain Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications - As required, the Fund has submitted to the New York Stock Exchange ("NYSE") the annual certification of the Fund's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The Fund also has included the certifications of the Fund's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund's Form N-CSR filed with the Securities and Exchange Commission for the annual period.


_______________________________________________________________________________

THE SPAIN FUND o 21


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

22 o THE SPAIN FUND


                                                 Summary of General Information
-------------------------------------------------------------------------------

SUMMARY OF GENERAL INFORMATION

Shareholder Information

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of The Wall Street Journal under the designation SpainFd. The daily net asset value of the Fund's shares are available from the Fund's Transfer Agent by calling (800) 219-4218. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc. and Morningstar, Inc. The Fund's NYSE trading symbol is "SNF". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed End Funds".

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment Plan is available to shareholders in the Fund, which provides automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional cash investments in Fund shares through the Plan Agent. If you wish to participate in the Plan and your shares are held in your name, simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call State Street Bank and Trust Company at (800) 219-4218.


_______________________________________________________________________________

THE SPAIN FUND o 23


NOTES


_______________________________________________________________________________

24 o THE SPAIN FUND


-------------------------------------------------------------------------------
Privacy Notice

Alliance, the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
-------------------------------------------------------------------------------

THE SPAIN FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


SPNSR0505


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There have been no purchases of equity securities by the Fund or by affiliated parties for the reporting period.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------
11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:   /s/ Marc O. Mayer
      -------------
      Marc O. Mayer
      President

Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 29, 2005